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                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


1.   Name and address of issuer:

        MIDWEST EQUITY TRUST
        251 N. Illinois Street, Suite 500
        Indianapolis, IN  46204

2.   Name of each series or class of securities for which this Form is filed:

        Financial Securities Series 1 Units

3.   Investment Company Act File Number:

        File 811-7058

     Securities Act File Number:

        File 33-50138

4(a).   Last day of fiscal year for which this Form is filed:

        May 20, 1998

 (b). / / Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).

 (c). /X/ Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fees:

  (i)    Aggregate sales price of securities sold during
         the fiscal year pursuant to section 24(f):                $1,949,224.93

  (ii)   Aggregate price of securities redeemed or
         repurchased during the fiscal year:                        1,946,690.82

  (iii)  Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                                    45,027.91

  (iv)   Total available redemption credits:                        1,991,718.73

  (v)    Net sales - if Item 5(i) is greater than
         Item 5(iv):                                                    - 0 -

  (vi)   Redemption credits available for use in future
         years - if Item 5(i) is less than Item 5(iv):             $   42,493.80

  (vii)  Multiplier for determining registration fee:                    .000295

  (viii) Registration fee due:                                     $        0.00

6.   Prepaid Shares:

         3,848

7.   Interest due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year:             $       0.00

8.   Total of the amount of the registration fee plus any
     interest due:                                                  $       0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         No fee due.

     Method of delivery:

         / / Wire transfer
         / / Mail or other means

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This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                        By:  /s/ J. Douglas Townsend
                                             ------------------------------
                                             J. Douglas Townsend, CPA
                                             Senior Vice President and
                                               Chief Administrative Officer
                                             NatCity Investments, Inc.
                                             Sponsor of the Trust